Accrued Expenses and Other Liabilities, and Other Non-Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2012
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]

Accrued expenses and other liabilities, and other non-current liabilities consist of the following:

	June 30,		December 31,
	2012		2011
	USD’000	RMB’000	RMB’000
Legal and professional fees	322	2,045	2,438
Accrued staff related costs	279	1,771	12,109
Other accruals	1,565	9,943	8,046
Accrued expenses and other liabilities	2,166	13,759	22,593